Income Tax Status (Details) - EBP 003	12 Months Ended
Dec. 31, 2025
Income Tax Status
Date of IRS Determination letter	Oct. 12, 2017
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember